Warrant liabilites (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 Years $ / shares shares
Disclosure of Warrant liabilites [Abstract]
Warrant purchaed to common shares | shares	454,544
Warrant exercise price | $ / shares	$ 1.32
Warrant exercised grant period | Years	10